Consolidated Statements Of Equity - USD ($) $ in Millions	Total	Common stock [Member]	Additional paid-in-capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury stock [Member]	Noncontrolling interests in subsidiaries [Member]
Stockholders' equity, Beginning balance at Sep. 30, 2012			$ 324	$ 18,107	$ (731)	$ (7,882)	$ 147
Statement [Roll Forward]
Stock plans			37
Purchase of noncontrolling interests			(9)
Net earnings common stockholders	$ 2,004			2,004
Dividends paid (per share: 2015, $1.88; 2014, $1.72; 2013, $1.64)				(1,181)			(69)
Foreign currency translation	32				38
Pension and postretirement	521				521
Cash flow hedges	(17)				(17)
Purchases						(1,189)
Issued under stock plans						86
Net earnings							(62)
Other comprehensive income (loss)	536						(6)
Purchase of noncontrolling interests							(1)
Stockholders' equity, Ending balance at Sep. 30, 2013	10,718	$ 477	352	18,930	(189)	(8,985)	133
Statement [Roll Forward]
Common stockholders' equity	10,585
Stock plans			160
Purchase of noncontrolling interests			(351)
Net earnings common stockholders	2,147			2,147
Dividends paid (per share: 2015, $1.88; 2014, $1.72; 2013, $1.64)				(1,210)			(18)
Foreign currency translation	(344)				(333)
Pension and postretirement	(54)				(54)
Cash flow hedges	1				1
Purchases						(971)
Issued under stock plans						145
Net earnings							(37)
Other comprehensive income (loss)	(397)						(3)
Purchase of noncontrolling interests							(101)
Stockholders' equity, Ending balance at Sep. 30, 2014	10,167	477	161	19,867	(575)	(9,811)	48
Statement [Roll Forward]
Common stockholders' equity	10,119
Stock plans			31
Purchase of noncontrolling interests			(22)
Net earnings common stockholders	2,710			2,710
Dividends paid (per share: 2015, $1.88; 2014, $1.72; 2013, $1.64)				(1,269)			(23)
Foreign currency translation	(794)				(793)
Pension and postretirement	(206)				(206)
Cash flow hedges	(43)				(43)
Purchases						(2,487)
Issued under stock plans						41
Net earnings							(23)
Other comprehensive income (loss)	(1,043)						(1)
Purchase of noncontrolling interests							0
Stockholders' equity, Ending balance at Sep. 30, 2015	8,128	$ 477	$ 170	$ 21,308	$ (1,617)	$ (12,257)	$ 47
Statement [Roll Forward]
Common stockholders' equity	$ 8,081